Events (Unaudited) Occurred After the Report Date (Tables)	12 Months Ended
Sep. 30, 2022
Events Unaudited Occurred After The Report Date Abstract
Schedule of Unaudited Pro Forma Combined Balance Sheet
	As of September 30, 2022
			Pro Forma	Other
	Company Historical	Alpha Mind Historical	Adjustments (a)	Adjustments (b)	Pro Forma Combined
	USD’000	USD’000	USD’000		USD’000
ASSETS
Current Assets
Cash and cash equivalents	$390	$342	$-	$(311)	$421
Restricted Cash	15	-	-	(15)	-
Accounts receivable, net	106	2,893	-	(106)	2,893
Prepayments	1,195	1,412	-	(195)	2,412
Amount due from related parties	-	21	-	-	21
Short-term Investment	-	273	-	-	273
Other Current Assets	8,298	132	-	(8,298)	132
Current assets of discontinued operations	-	-	-	8,925	8,925

Total Current Assets	10,004	5,073	-	-	15,077

Non-current Assets
Restricted Cash- non-current	1,464	718	-	(1,464)	718
Property and equipment, net	70	69	-	(70)	69
Intangible assets, net	1,894	-	-	(1,894)	-
Deferred tax assets	-	25	-	-	25
Goodwill	-	-	177,635	-	177,635
Long-term assets of discontinued operations	-	-		3,428	3,428

Total assets	$13,432	$5,885	$177,635	$-	$196,952

LIABILITIES AND STOCKHOLDERS’ EQUITY
LIABILITIES
Accounts payable	$17,244	$2,497	$-	$(17,244)	$2,497
Advance from customer	18,265	5	-	(18,265)	5
Short-term debt	15,477	-	-	(14,557)	920
Rental instalment loans	2,215	-	-	(2,215)	-
Amount due to related parties	679	17	-	(107)	589
Deposits from tenants	5,404	-	-	(5,404)	-
Contingent liabilities for payable for asset acquisition	23,200	-	-	-	23,200
Accrued expenses and other current liabilities	11,480	1,001	-	(10,994)	1,487
Notes payable	-	-	180,000	-	180,000
Current liabilities of discontinued operations	-	-	-	68,786	68,786
Total Current Liabilities	93,964	3,520	180,000	-	277,484

Total Liabilities	93,964	3,520	180,000	-	277,484

Commitments and Contingencies

SHAREHOLDERS’ EQUITY
Class A Ordinary shares	243	-	-		243
Additional paid-in capital	415,355	8,649	(8,649)		415,355
Stock subscription receivable	-	-	-		-
Accumulated deficit	(500,270)	(5,636)	5,636		(500,270)
Accumulated other comprehensive income (loss)	4,140	(648)	648		4,140
Total Shareholders’ Deficit	(80,532)	2,365	(2,365)	-	(80,532)

Total Liabilities, Mezzanine Equity and Shareholders’ Deficit	$13,432	5,885	177,635	-	196,952